Annual Total Returns - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable International Equity Fund
Dec. 30, 2024
Fidelity Advisor Sustainable International Equity Fund - Class M
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Annual Return, Inception Date	Feb. 10, 2022
Fidelity Advisor Sustainable International Equity Fund - Class C
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Annual Return, Inception Date	Feb. 10, 2022
Fidelity Advisor Sustainable International Equity Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Fidelity Advisor Sustainable International Equity Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Fidelity Advisor Sustainable International Equity Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Annual Return 2023	13.04%